Trade and other payables: amounts falling due after more than one year	12 Months Ended
Dec. 31, 2023
Trade and other non-current payables [abstract]
Trade and other payables: amounts falling due after more than one year
19. Trade and other payables: amounts falling due after more than one year
The following are included in trade and other payables falling due after more than one year:

	2023	2022
	£m	£m
Payments due to vendors (earnout agreements)	125.4	98.1
Liabilities in respect of put option agreements with vendors	90.0	323.3
Fair value of derivatives	1.2	—
Other creditors and accruals	66.2	69.5
	282.8	490.9
The Group considers that the carrying amount of trade and other payables approximates their fair value, except for liabilities in respect of put option agreements with vendors for which the fair value is approximately £82.4 million (this is level 3 fair value that is derived using a discounted cash flow approach).

Liabilities in respect of put option agreements with vendors are initially recorded at the present value of the redemption amount in accordance with IAS 32 and subsequently measured at amortised cost in accordance with IFRS 9. The cash flows of put options, which are discounted using the original effective interest rate, are dependent on future earnings and are remeasured each reporting period via the income statement.
The Group's approach to payments due to vendors (earnouts) is further described in note 25. The following table sets out payments due to vendors (earnouts), comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	2023	2022
	£m	£m
Within one year	73.3	62.0
Between one and two years	54.1	19.5
Between two and three years	70.9	27.6
Between three and four years	0.4	28.6
Between four and five years	—	22.4
	198.7	160.1
The following table is an analysis of future anticipated cash flows in relation to liabilities in respect of put option agreements with vendors at 31 December:

	2023	2022
	£m	£m
Within one year	13.6	18.8
Between one and two years	24.0	5.2
Between two and three years	38.6	76.6
Between three and four years	9.8	99.2
Between four and five years	6.2	74.8
Over five years	11.4	67.5
	103.6	342.1